Labor and Social Obligations - Restricted stock units (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) EquityInstruments	Dec. 31, 2021 BRL (R$) EquityInstruments	Dec. 31, 2019
Movements of outstanding shares
Share-based compensation expense | R$		R$ 51,231
Share-based compensation expense, principal amount | R$		33,160
Share-based compensation expense, taxes and contributions amount | R$		R$ 18,071
Restricted stock units
Movements of outstanding shares
Outstanding at beginning of the year	142,184	161,231
Granted	778,705	251,555
Vested	179,860	177,331
Restricted stocks units delivered	(207,804)	(92,561)
Effectively forfeited	(77,208)	(710)
Estimated forfeited	(32,101)
Outstanding at end of the year	423,916	142,184
Share-based compensation expense | R$	R$ 58,603
Share-based compensation expense, principal amount | R$	35,846
Share-based compensation expense, taxes and contributions amount | R$	R$ 22,757
Restricted stock units | Minimum
Labor and social obligations
Multiplication rate for calculation of vested shares	80.00%
Restricted stock units | Maximum
Labor and social obligations
Multiplication rate for calculation of vested shares	120.00%
Restricted stock units | Board members
Labor and social obligations
Vesting period (in years)			1 year